Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
8	Accounts payable and accrued liabilities
The accounts payable and accrued liabilities are as follows:

	(Restated- Note 3)	(Restated- Note 3)
	2020	2019
	$	$

Accounts payable	20,400,949	21,707,080
Accrued other expenses	10,096,523	2,665,575
Accrued payroll expenses	3,797,784	1,952,853

	34,295,256	26,325,508